Notes Payable to Related Parties (Details) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 12, 2023	Dec. 01, 2023	Dec. 31, 2022	Jan. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Nov. 30, 2022
Notes Payable to Related Parties [Line Items]
Interest fee	$ 2,460				$ 2,460
Short-term loan												$ 300,000
Loan balance					0		$ 0
December 2023 [Member]
Notes Payable to Related Parties [Line Items]
Issued a promissory note					135,000
Notes payable to related parties						$ 135,000	135,000
August 2024 [Member]
Notes Payable to Related Parties [Line Items]
Issued a promissory note					80,000
Notes payable to related parties					80,000
December 2023 One [Member]
Notes Payable to Related Parties [Line Items]
Issued a promissory note					7,000	24,000
Notes payable to related parties					31,000	24,000	24,000			$ 31,000
Interest fee					2,460
August 2024 One [Member]
Notes Payable to Related Parties [Line Items]
Issued a promissory note					20,000
Notes payable to related parties					20,000
September 2024 [Member]
Notes Payable to Related Parties [Line Items]
Issued a promissory note					20,000
Notes payable to related parties					20,000
November 2022 [Member]
Notes Payable to Related Parties [Line Items]
Issued a promissory note								$ 300,000
Promissory Note [Member]
Notes Payable to Related Parties [Line Items]
Debt amount					20,000	135,000	135,000		$ 20,000
Promissory Note [Member] | December 2023 [Member]
Notes Payable to Related Parties [Line Items]
Issued a promissory note		$ 135,000
Debt amount		$ 135,000				13,500	13,500
Notes payable to related parties					$ 0	135,000	135,000
Promissory Note [Member] | August 2024 [Member]
Notes Payable to Related Parties [Line Items]
Debt amount						$ 24,000	24,000		$ 80,000		$ 7,000
Promissory Note [Member] | November 2022 [Member]
Notes Payable to Related Parties [Line Items]
Debt amount												300,000
Short-term loan												$ 300,000
Repaid amount			$ 50,000	$ 250,000
Loan balance							$ 0	$ 250,000